Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Derivative financial instrument
Schedule of fair value by strategy

	2020			2019
Strategy	Per Unit	Notional	Fair value	Notional	Fair value
Mismatches of quotational periods
Zinc forward	ton	204,394	2,398	258,220	(713)
			2,398		(713)
Sales of zinc at a fixed price
Zinc forward	ton	15,695	1,815	15,252	(1,043)
			1,815		(1,043)
Interest rate risk
LIBOR vs. CDI (i) (ii)	USD	—	—	90,000	(1,413)
IPCA vs. CDI	BRL	226,880	1,310	226,880	1,482
			1,310		69
Foreign exchange risk
BRL vs. USD (i)	BRL	477,000	(417)	—	—
Collars USD vs. BRL (ii)	BRL	—	—	653,148	(607)
			(417)		(607)
			5,106		(2,294)
Current assets			16,329		4,835
Non-current assets			15,651		14,689
Current liabilities			(5,390)		(8,276)
Non-current liabilities			(21,484)		(13,542)
(i)

Related to derivative financial instruments entered into at the same time of certain debt contracts in order to manage some of the risks of such debt contracts. Refer to note 26 (c) for additional information.

(ii)	These derivatives were used to mitigate the Company’s exposure to the foreign currency risk associated with changes in the Brazilian real exchange rate and were unwound on July 02, 2020.

Schedule of changes in fair value

				Other income	Net financial	Other comprehensive	Realized
Strategy	Inventory	Cost of sales	Net revenues	and expenses, net	results	(loss) income	(loss) gain
Mismatches of quotational periods	(568)	(17,349)	9,309	1,331	—	(98)	(10,486)
Sales of zinc at a fixed price	—	—	—	(383)	—	—	(3,241)
Interest rate risk - LIBOR vs. CDI (i)	—	—	—	—	16,981	—	15,568
Interest rate risk - IPCA vs. CDI	—	—	—	—	786	—	959
Foreign exchange risk - BRL vs USD (i)	—	—	—	—	(417)	—	—
Foreign exchange risk - Collars USD vs. BRL (ii)	—	—	—	—	(18,067)	—	(18,675)
	(568)	(17,349)	9,309	948	(717)	(98)	(15,875)
(i)

Related to the changes in the fair value of certain derivative financial instruments entered into at the same time of certain debt contracts in order to manage some of the risks of such debt contracts. Refer to note 26 (c) for additional information.

(ii)

Related to zero cost collars entered into to manage foreign currency risk on the Aripuanã project capital expenditures that were unwound on July 02, 2020, as described above. Losses were driven by the devaluation of the BRL against USD during 2020.